Related Party Balances and Transactions - Mktg & Adv (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Acceptance of marketing and advertising service	¥ 79,763	¥ 38,057	¥ 15,552
Beijing Xinyi Hudong Guanggao Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of marketing and advertising service	37,935	28,245	8,021
Beijing Chehui Hudong Guanggao Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of marketing and advertising service	29,599	6,915	544
Beijing Yiche Interactive Advertising Co., Ltd. Shanghai Branch
Related Party Transaction [Line Items]
Acceptance of marketing and advertising service	6,132
Beijing Bit Ep Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of marketing and advertising service	3,627
Bite Shijie (Beijing) Keji Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of marketing and advertising service	1,664	2,865	¥ 6,987
Beijing Yiche Information Science and Technology Co., Ltd
Related Party Transaction [Line Items]
Acceptance of marketing and advertising service	466	¥ 32
Tianjin Boyou Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of marketing and advertising service	264
Shanghai Yiju Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of marketing and advertising service	¥ 76